Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in shekels per share)	₪ 1	₪ 1
Common Stock, Shares Authorized (in shares)	80,000,000,000	80,000,000,000
Common Stock, Shares Issued (in shares)	44,255,563	44,198,330
Common Stock, Shares, Outstanding (in shares)	44,255,563	44,198,330